Cash and cash equivalents - Schedule of Cash and Cash Equivalents Balance (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Cash and cash equivalents
Cash and cash equivalents	¥ 511,973	$ 72,110		¥ 694,091
Others
Cash and cash equivalents
Cash and cash equivalents	626			626
RMB
Cash and cash equivalents
Cash and cash equivalents	220,876			246,786
US$
Cash and cash equivalents
Cash and cash equivalents	254,669	$ 35,957		368,802	$ 52,954
SGD
Cash and cash equivalents
Cash and cash equivalents	¥ 35,802		$ 6,658	¥ 77,877		$ 15,026